Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Real Estate 99.6%
Diversified REITs 0.3%
Empire State Realty Trust, Inc., Class A	82,810	813,194
Total Diversified REITs		813,194
Health Care REITs 9.6%
Diversified Healthcare Trust	89,227	285,526
Medical Properties Trust, Inc.	151,560	3,203,978
Omega Healthcare Investors, Inc.	51,350	1,600,066
Sabra Health Care REIT, Inc.	157,883	2,350,878
Ventas, Inc.	149,460	9,230,650
Welltower, Inc.	70,030	6,732,684
Total Health Care REITs		23,403,782
Hotel & Resort REITs 3.7%
Apple Hospitality REIT, Inc.	71,390	1,282,878
Host Hotels & Resorts, Inc.	157,820	3,066,443
Park Hotels & Resorts, Inc.	85,343	1,666,749
Sunstone Hotel Investors, Inc.(a)	36,971	435,518
Xenia Hotels & Resorts, Inc.(a)	134,344	2,591,496
Total Hotel & Resort REITs		9,043,084
Industrial REITs 16.2%
Americold Realty Trust	98,262	2,739,544
Duke Realty Corp.	130,830	7,595,990
First Industrial Realty Trust, Inc.	57,399	3,553,572
Prologis, Inc.	126,890	20,490,197
Rexford Industrial Realty, Inc.	65,610	4,893,850
Total Industrial REITs		39,273,153
Office REITs 9.1%
Alexandria Real Estate Equities, Inc.	28,708	5,777,485
Cousins Properties, Inc.	83,984	3,383,715
Hudson Pacific Properties, Inc.	93,676	2,599,509
JBG SMITH Properties	93,845	2,742,151
Kilroy Realty Corp.	70,700	5,402,894
Veris Residential, Inc.(a)	124,475	2,164,620
Total Office REITs		22,070,374
Real Estate Development 0.2%
WeWork, Inc.(a)	52,574	358,555
Total Real Estate Development		358,555
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 22.5%
American Campus Communities, Inc.	51,932	2,906,634
American Homes 4 Rent, Class A	104,511	4,183,576
AvalonBay Communities, Inc.	40,563	10,074,632
Equity Residential	101,410	9,118,787
Invitation Homes, Inc.	202,200	8,124,396
Mid-America Apartment Communities, Inc.	32,339	6,773,404
Sun Communities, Inc.	39,138	6,860,500
UDR, Inc.	117,179	6,722,559
Total Residential REITs		54,764,488
Retail REITs 12.0%
Acadia Realty Trust	132,705	2,875,717
Agree Realty Corp.	81,760	5,425,594
Brixmor Property Group, Inc.	214,410	5,533,922
Phillips Edison & Co., Inc.	61,132	2,102,329
Realty Income Corp.	51,984	3,602,491
RPT Realty	133,632	1,840,113
Simon Property Group, Inc.	53,880	7,088,453
Spirit Realty Capital, Inc.	16,285	749,436
Total Retail REITs		29,218,055
Specialized REITs 26.0%
American Tower Corp.	21,527	5,408,013
Digital Realty Trust, Inc.	49,113	6,964,223
Equinix, Inc.	19,700	14,609,914
Extra Space Storage, Inc.	16,700	3,433,520
Four Corners Property Trust, Inc.	41,528	1,122,917
Life Storage, Inc.	52,880	7,425,938
MGM Growth Properties LLC, Class A	83,710	3,239,577
Outfront Media, Inc.	90,550	2,574,337
Public Storage	29,273	11,424,667
SBA Communications Corp.	10,610	3,650,901
VICI Properties, Inc.	121,750	3,465,005
Total Specialized REITs		63,319,012
Total Real Estate		242,263,697
Total Common Stocks (Cost: $196,048,581)		242,263,697

CTIVP® – CenterSquare Real Estate Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, March 31, 2022 (Unaudited)
Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	1,022,219	1,021,810
Total Money Market Funds (Cost: $1,021,810)		1,021,810
Total Investments in Securities (Cost $197,070,391)		243,285,507
Other Assets & Liabilities, Net		46,601
Net Assets		$243,332,108
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	839,660	9,181,701	(8,999,551)	—	1,021,810	(286)	422	1,022,219
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	CTIVP® – CenterSquare Real Estate Fund | First Quarter Report 2022

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1QT7030_12_A01_(05/22)